SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Volatility (%)	36.37%
Risk-free interest rate (%)	0.06%
Warrant Value per share	$ 0.57
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Volatility (%)	56.17%	73.33%
Risk-free interest rate (%)	1.49%	0.63%
Warrant Value per share	$ 0.626	$ 0.323